Cover	Oct. 22, 2026
Cover [Abstract]
Registrant Name	FIRST INTERSTATE BANCSYSTEM, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34653
Entity Tax Identification Number	81-0331430
Entity Address, Address Line One	401 North 31st Street
Entity Address, State or Province	MT
Entity Address, City or Town	Billings,